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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: I
                                               ---------
   This Amendment (Check only one.):    /X/ is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         AMP Capital Brookfield (US) LLC
                 -------------------------------
   Address:      71 S. Wacker Drive
                 -------------------------------
                 Chicago, IL 60606
                 -------------------------------

Form 13F File Number: 28-13827
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Seth Gelman
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   212-549-8415
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Seth Gelman                 New York, NY     August 27, 2012
   -------------------------------    -----------------   ---------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 65
                                        --------------------

Form 13F Information Table Value Total: 2,092,010
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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FORM 13F
                           30-Sep-10

                                                                                                          Voting Authority
                                                                                                          ----------------
                                                           Value      Shares/   Sh/ Put/ Invstmt Other
Name of Issuer                 Title of class CUSIP        (x$1000)   Prn Amt   Prn Call Dscretn Managers   Sole   Shared   None
------------------------------ -------------- ------------ ---------- --------- --- ---- ------- -------- -------- -------  -------
Alexander's Inc                COM            014752109         1168      3700  SH       Sole                3700
AvalonBay Communities Inc      COM            053484101        73058    702956  SH       Sole              581156            121800
Beazer Homes USA Inc           COM            07556Q105         1146    277600  SH       Sole              277600
BioMed Realty Trust Inc        COM            09063H107        74534   4159244  SH       Sole             3390018            769226
Boston Properties Inc          COM            101121101       202285   2433649  SH       Sole             1918049            515600
Brandywine Realty Trust        SH BEN
                               INT NEW        105368203        77271   6307844  SH       Sole             5539750            768094
Brookdale Senior Living Inc    COM            112463104       133222   8168126  SH       Sole             6574326           1593800
Brookfield Properties Corp     COM            112900105         3269    210640  SH       Sole              210640
CBL & Associates Properties In COM            124830100          140     10700  SH       Sole               10700
Camden Property Trust          SH BEN INT     133131102        72880   1519283  SH       Sole             1310783            208500
CenterPoint Energy Inc         COM            15189T107         3390    215640  SH       Sole              215640
Chatham Lodging Trust          COM            16208T102          236     18800  SH       Sole               18800
CommonWealth REIT              COM            203233101        20095    784971  SH       Sole              643771            141200
Commonwealth REIT              6.5% PFD
                               CUM CO         203233408        21669    975200  SH       Sole              975200
Consolidated Edison Inc        COM            209115104          400      8300  SH       Sole                8300
Crown Castle International Cor COM            228227104         5000    113250  SH       Sole              113250
Digital Realty Trust Inc       COM            253868103        77542   1256760  SH       Sole             1082760            174000
EastGroup Properties Inc       COM            277276101        20608    551300  SH       Sole              134200            417100
Emeritus Corp                  COM            291005106         4986    292251  SH       Sole              128600            163651
Empresas ICA SAB de CV         SPON ADR
                               NEW            292448206          266     27400  SH       Sole               27400
Enbridge Inc                   COM            29250N105         3262     62302  SH       Sole               62302
Enbridge Energy Management LLC COM            29250X103          475      8605  SH       Sole                8605
Entertainment PPTYS TR         PFD C CNV
                               5.75%          29380T402         9201    489400  SH       Sole              489400
Entertainment PPTYS TR         CONV PFD
                               9% SR E        29380T600        13359    482800  SH       Sole              371100            111700
Equity One Inc                 COM            294752100        55288   3275334  SH       Sole             2707288            568046
First Industrial Realty Trust  COM            32054K103        14205   2801770  SH       Sole             1276740           1525030
Grubb & Ellis Co               COM PAR
                               $0.01          400095204          644    536391  SH       Sole              204800            331591
Grupo Aeroportuario del Pacifi SPON ADR B     400506101          520     15100  SH       Sole               15100
Grupo Aeroportuario del Surest SPON ADR
                               SER B          40051E202         2070     43600  SH       Sole               43600
Host Hotels & Resorts Inc      COM            44107P104        66980   4625687  SH       Sole             3953271            672416
Inland Real Estate Corp        COM NEW        457461200        18016   2167975  SH       Sole              631115           1536860
ITC Holdings Corp              COM            465685105         1033     16600  SH       Sole               16600
KB Home                        COM            48666K109         8980    792600  SH       Sole              362600            430000
Kilroy Realty Corp             COM            49427F108        41345   1247588  SH       Sole             1044511            203077
Kimco Realty Corp              COM            49446R109         2821    179100  SH       Sole                                179100
Kindred Healthcare Inc         COM            494580103         6117    469800  SH       Sole              238300            231500
Lennar Corp                    CL A           526057104         6443    418900  SH       Sole              228600            190300
Lexington Realty Trust         COM            529043101         5621    784990  SH       Sole              461590            323400

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
Lexington Rlty Trst Pref 6.50% PFD CONV
                               SER C          529043309         1366     32100  SH       Sole               32100
Macerich Co/The                COM            554382101         4704    109521  SH       Sole                                109521
Melco Crown Entertainment Ltd  ADR            585464100         3027    594600  SH       Sole              271400            323200
Mercer International Inc       COM            588056101         1117    228500  SH       Sole              228500
Mission West Properties Inc    COM            605203108         6582    970865  SH       Sole              438238            532627
National Grid PLC              SPON ADR NEW   636274300         1756     41087  SH       Sole               41087
Northeast Utilities            COM            664397106         1598     54031  SH       Sole               54031
Omega Healthcare Investors Inc COM            681936100        82137   3658662  SH       Sole             2737662            921000
Public Storage                 COM            74460D109        58697    604876  SH       Sole              523076             81800
Rayonier Inc                   COM            754907103        71387   1424324  SH       Sole             1214024            210300
St Joe Co/The                  COM            790148100         5977    240345  SH       Sole              132145            108200
7 Days Group Holdings Ltd      ADR            81783J101         2603    144678  SH       Sole              144678
Simon Property Group Inc       COM            828806109       327490   3531268  SH       Sole             2912852            618416
Southern Union Co              COM            844030106          472     19600  SH       Sole               19600
Spectra Energy Corp            COM            847560109         5162    228930  SH       Sole              228930
Starwood Property Trust Inc    COM            85571B105         3917    197144  SH       Sole                2744            194400
Taubman Centers Inc            COM            876664103        99850   2238295  SH       Sole             1737220            501075
Tejon Ranch Co                 COM            879080109         1153     53200  SH       Sole               53200
Toll Brothers Inc              COM            889478103        88806   4669090  SH       Sole             3762490            906600
TransCanada Corp               COM            89353D107         3529     95165  SH       Sole               95165
UBS E-TRACS Alerian MLP Infras ALERIAN
                               INFRST         902641646         1265     45200  SH       Sole               45200
UDR Inc                        COM            902653104        72247   3420800  SH       Sole             2807600            613200
UIL Holdings Corp              COM            902748102         1487     52800  SH       Sole               52800
Ventas Inc                     COM            92276F100        78707   1526220  SH       Sole             1178720            347500
Vornado Realty Trust           SH BEN INT     929042109         6935     81079  SH       Sole               81079
WP Carey & Co LLC              COM            92930Y107         5252    181400  SH       Sole               81300            100100
Weingarten Realty Investors    SH BEN INT     948741103       105242   4823205  SH       Sole             4078405            744800

REPORT SUMMARY                          65    DATA RECORDS 2,092,010             0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED